As filed with the Securities and Exchange Commission on May 27, 2005
                                     Investment Company Act file number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                              California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
March 31, 2005
(UNAUDITED)
================================================================================


                                                                                                                     Ratings (a)
        Face                                                                        Maturity   Current  Amortized     -----------
        Amount                    Security Description                                Date     Coupon     Cost       Moody's   S&P
        ------                    --------------------                                ----     ------     ----       -------   ---
PUT BONDS (b) (4.95%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000.00  HOUSTON, TX INDEPENDENT SCHOOL DISRICT
                 (LIMITED TAX SCHOOLHOUSE)                                           06/15/05  1.73% $  5,000,000.00  VMIG-1   A1+
   1,500,000.00  PLAQUEMINES, LA PORT & HARBOR
                 (INTERN MARINE TERMINAL PROJECT) - SERIES 1984B (c)
                 LOC KBC BANK                                                        03/15/06  2.60     1,500,000.00
     940,000.00  POOLED PUTTABLE FLOATING OPTIONS - SERIES PPT-33
                 LOC MERRILL LYNCH & COMPANY, INC.                                   06/16/05  1.90       940,000.00           A1+
   3,500,000.00  RICHARDSON INDEPENDENT SCHOOL DISTRICT
                 (UNLIMITED TAX SCHOOL BUILDING BOND) - SERIES 2000                  04/01/05  1.10     3,500,000.00  VMIG-1   A1+
---------------                                                                                      ---------------
$ 10,940,000.00  TOTAL PUT BONDS                                                                     $ 10,940,000.00
---------------                                                                                      ---------------


TAX EXEMPT COMMERCIAL PAPER (10.54%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,300,000.00  LOS ANGELES COUNTY, CA MTA
                 LOC BAYERISCHE LANDESBANK/LANDESBANK BADEN
                 WURTENBURG/WESTDUTSCHE LANDESBANK                                   04/07/05  1.85% $  5,300,000.00     P1    A1+
   5,000,000.00  LOS ANGELES COUNTY, CA MTA (c)
                 LOC BAYERISCHE LANDESBANK/LANDESBANK BADEN
                 WURTENBURG/WESTDUTSCHE LANDESBANK                                   05/04/05  2.00     5,000,000.00
   5,000,000.00  PORT OF OAKLAND, CA - SERIES E
                 LOC BANK OF AMERICA/MORGAN GUARANTY TRUST COMPANY                   04/07/05  1.85     5,000,000.00     P1    A1+
   5,000,000.00  REGENTS OF THE UNIVERSITY OF CALIFORNIA                             04/05/05  1.90     5,000,000.00     P1    A1+
   3,000,000.00  REGENTS OF THE UNIVERSITY OF CALIFORNIA - SERIES A                  04/01/05  1.90     3,000,000.00     P1    A1+
---------------                                                                                      ---------------
$ 23,300,000.00  TOTAL TAX EXEMPT COMMERCIAL PAPER                                                   $ 23,300,000.00
---------------                                                                                      ---------------


TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (17.65%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000.00  ALAMEDA COUNTY, CA RAN
                 (ALEMEDA-CONTRA COSTA TRANSIT DISTRICT) YTM 1.58%
                 LOC BNP PARIBAS                                                     07/07/05  3.00% $  2,007,429.56   MIG-1   A1+
   5,000,000.00  BURLINGTON COUNTY, NJ BAN GENERAL IMPROVEMENT C-II, YTM 1.75%       04/15/05  1.25     4,999,023.08
   1,500,000.00  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
                 - SERIES A., YTM 1.60% (c)
                 INSURED BY AMBAC INDEMNITY CORP.                                    07/06/05  3.00     1,505,432.55   MIG-1   SP1+
   1,000,000.00  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
                 - SERIES A., YTM 2.30%
                 INSURED BY AMBAC INDEMNITY CORP.                                    07/06/05  3.00     1,002,464.68   MIG-1   SP1+
   1,000,000.00  CALIFORNIA CSUCI FINACING AUTHORITY RENTAL HOUSING RB
                 - SERIES 2001
                 LOC CITIBANK                                                        08/01/05  1.60     1,000,000.00  VMIG-1
   3,000,000.00  CONTRA COSTA COUNTY, CA (BOARD OF EDUCATION)
                 - SERIES 2004, YTM 1.64%                                            06/30/05  3.00     3,009,895.05           SP1+
   6,000,000.00  MINNESOTA STATE HFA (RESIDENTIAL HOUSING FINANCE)
                 - SERIES D, YTM 2.31%                                               07/21/05  1.40     5,983,247.85  VMIG-1   A1+
   5,000,000.00  PLAQUEMINES LA, PORT & HARBOR, YTM 1.55% (c)                        09/01/05  1.75     5,004,128.90
   7,000,000.00  SAN BERNARDINO COUNTY, CA MULTIFAMILY HRB
                 (HIGHLAND HILLS PROJECT) - SERIES A, YTM 2.20%
                 COLLATERALIZED BY FEDERAL HOME LOAN BANK                            05/01/05  1.63     6,996,679.38           A1+
   3,000,000.00  SAN JUAN, CA USD TRAN - SERIES 2004-05, YTM 1.95%                   11/18/05  3.00     3,019,552.50           SP1+
   1,475,000.00  SANTA CRUZ COUNTY, CA TRAN SERIES 2004/2005, YTM 1.62%              07/06/05  3.00     1,480,267.21   MIG-1   SP1+
   3,000,000.00  TEXAS STATE TRAN, YTM 1.60%                                         08/31/05  3.00     3,017,203.07   MIG-1   SP1+
---------------                                                                                      ---------------
$ 38,975,000.00  TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                   $ 39,025,323.83
---------------                                                                                      ---------------


VARIABLE RATE DEMAND INSTRUMENTS (d) (67.85%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,400,000.00  CALIFORNIA ASSOCIATION FOR BAY AREA GOVERNMENT NONPROFIT CORP.
                 (VALLEY CHRISTIAN SCHOOLS)
                 LOC BANK OF AMERICA                                                 11/01/32  2.28% $  5,400,000.00  VMIG-1
   2,390,000.00  CALIFORNIA ASSOCIATION FOR BAY AREA GOVERNMENT NONPROFIT CORP.
                 (AMERICA BAPTIST HOMES OF THE WEST PROJECT) - SERIES 1997D
                 LOC U.S. BANK NA                                                    10/01/27  2.28     2,390,000.00           A1+
   5,000,000.00  CALIFORNIA ABN AMRO MUNITOPS CERTIFICATES TRUST
                 (SEQUIOA UNION SINGLE ASSETS) - SERIES 2003-2
                 INSURED BY MBIA INSURANCE CORP.                                     01/01/10  2.31     5,000,000.00  VMIG-1
   3,000,000.00  CALIFORNIA ABN AMRO MUNITOPS CERTIFICATE TRUST
                 (SEQUIOA UNION SINGLE ASSETS) - SERIES 2004-26
                 INSURED BY MBIA INSURANCE CORP.                                     08/01/12  2.31     3,000,000.00  VMIG-1
   4,210,000.00  CALIFORNIA HFFA RB (ADVENTIST HOSPITAL)
                 LOC US BANK, N.A.                                                   08/01/21  2.29     4,210,000.00  VMIG-1   A1+
   3,540,000.00  CALIFORNIA INFRASTRUCTURE & EDRB (SAN FRANCISCO BALLET ASSOCIATION)
                 LOC ALLIED IRISH BANK                                               07/01/32  2.28     3,540,000.00  VMIG-1
   4,000,000.00  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES RB
                 (POWER SUPPLY) - SERIES C-4
                 LOC JPMORGAN CHASE / CALIFORNIA STATE TEACHERS RETIREMENT           05/01/22  2.27     4,000,000.00  VMIG-1   A1+
   6,900,000.00  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES
                 POWER SUPPLY RB - SERIES C - 15
                 LOC BANK OF NOVA SCOTIA                                             05/01/22  2.22     6,900,000.00  VMIG-1   A1+
   1,600,000.00  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY PCRB
                 (CHEVRON USA)
                 LOC CHEVRON                                                         05/15/24  2.25     1,600,000.00     P1    A1+
   4,685,000.00  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                 AUTHORITY RB (JAPANESE AMERICAN MUSEUM) - SERIES A
                 LOC ALLIED IRISH BANK                                               08/01/30  2.30     4,685,000.00           A1
   2,070,000.00  CALIFORNIA WATER REFUSE FINANCE AUTHORITY RB
                 INSURED BY FSA                                                      05/01/28  2.27     2,070,000.00           A1+
   1,220,000.00  CARLSBAD, CA MHRB (LA COSTA APARTMENTS PROJECT)-SERIES A
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION                06/01/16  2.28     1,220,000.00  VMIG-1
   3,000,000.00  CLIPPER TAX-EXEMPT COPS- SERIES 2004                                05/01/11  2.32     3,000,000.00  VMIG-1
   1,200,000.00  COLTON, CA REDEVELOPMENT AGENCY 1985 ISSUE SERIES A
                 GUARANTEED BY FEDERAL HOME LOAN BANK                                05/01/10  2.15     1,200,000.00           A1+
   1,100,000.00  DUBLIN, CA MHRB (PARK SIERRA) - SERIES A
                 LOC KBC BANK                                                        06/01/28  2.33     1,100,000.00  VMIG-1
   3,000,000.00  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION RB
                 INSURED BY AMBAC INDEMNITY CORP.                                    06/01/28  2.33     3,000,000.00           A1
   3,000,000.00  HAYWARD, CA MHRB (BARRINGTON HILLS) - SERIES A
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             06/15/25  2.30     3,000,000.00           A1+
   1,000,000.00  IRVINE, CA IMPROVEMENT BOND ACT 1915
                 ASSESSMENT DISTRICT #97-16
                 LOC STATE STREET BANK & TRUST                                       09/02/22  2.28     1,000,000.00  VMIG-1   A1+
   1,100,000.00  IRVINE RANCH,CA WATER DISTRICT #182 - SERIES A
                 LOC LANDESBANK HESSEN                                               11/15/13  2.24     1,100,000.00           A1+
   4,000,000.00  LOS ANGELES, CA DEPARTMENT OF WATER & POWER SYSTEM
                 - SUBSERIES B-5                                                     07/01/34  2.28     4,000,000.00  VMIG-1   A1+
   5,800,000.00  LOS ANGELES, CA DEPARTMENT OF WATER AND POWER SYSTEM
                 - SUBSERIES A-6                                                     07/01/35  2.23     5,800,000.00  VMIG-1   A1+
     365,000.00  LOS ANGELES, CA IDRB (CEREAL FOOD PROCESSORS, INC. PROJECT)
                 -SERIES 1995
                 LOC COMMERCE BANK                                                   12/01/05  2.31       365,000.00           A1
   3,300,000.00  LOS ANGELES, CA HOUSING AUTHORITY MHRB
                 (MALIBU MEADOWS PROJECT)-SERIES 1998B
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             04/15/28  2.30     3,300,000.00           A1+
   1,200,000.00  ORANGE COUNTY, CA APARTMENTS DEVELOPMENT RB
                 (NIGUEL SUMMIT 1) - SERIES A
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION                11/01/09  2.30     1,200,000.00  VMIG-1
   3,100,000.00  ORANGE COUNTY, CA SANITATION DISTRICT COPS
                 - SERIES 1-3, 5-7, & 11
                 INSURED BY AMBAC INDEMNITY CORP.                                    08/01/13  2.23     3,100,000.00  VMIG-1   A1+
   2,000,000.00  ORANGE COUNTY, CA SANITATION DISTRICT COPS                          08/01/30  2.28     2,000,000.00  VMIG-1   A1+
   4,000,000.00  PITTSBURG, CA REDEVELOPMENT AGENCY TAX ALLOCATION
                 INSURED BY AMBAC INDEMNITY CORP.                                    09/01/35  2.26     4,000,000.00           A1+
   2,000,000.00  PUERTO RICO COMMONWEALTH ROC II - SERIES 185
                 INSURED BY FGIC                                                     07/01/16  2.29     2,000,000.00  VMIG-1
   4,000,000.00  PUERTO RICO PFC P-FLOATS PA 843
                 INSURED BY FSA                                                      07/01/16  2.28     4,000,000.00           A1+
   4,870,000.00  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY         04/01/27  2.29     4,870,000.00           A1+
   7,000,000.00  RANCHO, CA WATER DISTRICT FINANCE AUTHORITY - SERIES B
                 INSURED BY FGIC                                                     08/01/31  2.23     7,000,000.00  VMIG-1
   4,400,000.00  RIVERSIDE COUNTY, CA PUBLIC FACILITY
                 LOC STATE STREET BANK & TRUST COMPANY                               12/01/15  2.20     4,400,000.00  VMIG-1   A1+
   3,595,000.00  SACRAMENTO, CA MHRB (SMOKETREE APARTMENTS) - SERIES 1990A
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             04/15/10  2.23     3,595,000.00           A1+
   7,900,000.00  SACRAMENTO COUNTY, CA MHRB - SERIES C
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION                04/15/07  2.23     7,900,000.00  VMIG-1
   5,870,000.00  SACRAMENTO COUNTY, CA SANITATION DISTRICT FINANCE AUTHORITY
                 (SACRAMENTO REGIONAL) - SERIES C
                 LOC BANK OF AMERICA                                                 12/01/30  2.28     5,870,000.00  VMIG-1   A1+
   2,900,000.00  SAN BERNADINO COUNTY, CA COPS
                 (COUNTY CENTER REFINANCING PROJECT) - SERIES 1996
                 LOC BNP PARIBAS                                                     07/01/15  2.28     2,900,000.00  VMIG-1   A1+
   1,675,000.00  SANTA CLARA COUNTY, CA MHRB (GROVE GARDEN APARTMENTS)
                 - SERIES 1997A
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             02/15/27  2.30     1,675,000.00           A1+
   3,000,000.00  SAN DIEGO, CA COPS (SAN DIEGO MUSEUM OF ART)
                 LOC ALLIED IRISH BANK                                               09/01/30  2.43     3,000,000.00  VMIG-1
   5,300,000.00  SAN FRANCISCO, CA (FILMORE CENTER A-1)
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION                12/01/17  2.29     5,300,000.00           A1+
   2,000,000.00  SAN FRANCISCO BAY AREA, CA TOLL BRIDGE AUTHORITY RB
                 INSURED BY AMBAC INDEMNITY CORP.                                    04/01/39  2.26     2,000,000.00  VMIG-1   A1+
   1,000,000.00  SIMI VALLEY, CA MHRB (LINCOLN WOOD RANCH)
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION                06/01/10  2.30     1,000,000.00           A1+
   2,000,000.00  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
                 (SOUTHERN TRANSMISSION PROJECT) - SERIES 2000A
                 INSURED BY FSA                                                      07/01/23  2.23     2,000,000.00  VMIG-1   A1+
   1,950,000.00  STATE OF CALIFORNIA GO BONDS (KINDERGATEN UNIVERSITY)
                 - SERIES A-1
                 LOC CITIBANK75%/CATCH25%                                            05/01/34  2.25     1,950,000.00  VMIG-1   A1+
   4,550,000.00  STATE OF CALIFORNIA GO (KINDERGARTEN UNIVERSITY)
                 - SERIES B-1
                 LOC CITIBANK/STATE STREET BANK & TRUST/NATOINAL AUSTRALIA BANK
                                                                                     05/01/34  2.25     4,550,000.00  VMIG-1   A1+
   3,000,000.00  STATE OF CALIFORNIA GO RB
                 INSURED BY FGIC                                                     09/01/21  2.31     3,000,000.00           A1+
   1,800,000.00  VALLEJO, CA HOUSING AUTHORITY MHRB - SERIES C
                 LOC BANK OF AMERICA                                                 01/01/08  2.33     1,800,000.00  VMIG-1
---------------                                                                                      ---------------
$149,990,000.00  TOTAL VARIABLE RATE DEMAND INSTRUMENT                                               $149,990,000.00
---------------                                                                                      ---------------


VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENTS (d) (1.20%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,840,000.00  REDEVELOPMENT AGENCY OF THE CITY OF MORGAN HILL
                 (KENT TRUST PROJECT) - SERIES 1984B
                 LOC COMERICA BANK                                                   12/01/14  2.87% $  1,840,000.00     P-1   A1
     820,000.00  REDEVELOPMENT AGENCY OF THE CITY OF MORGAN HILL
                 (NOB HILL VENTURE INVESTMENTS) - SERIES 1984
                 LOC WELLS FARGO BANK, N.A.                                          12/01/09  2.87       820,000.00     P-1   A1+
---------------                                                                                      ---------------
$  2,660,000.00  TOTAL VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENTS                         $  2,660,000.00
---------------                                                                                      ---------------

                             Total Investments (102.19%)                                             $225,915,323.83
                             Net Cash (-2.19%)                                                         (4,834,794.08)
                             Net Assets (100.00%)                                                    $221,080,529.75
                                                                                                     ===============
                              Shares Outstanding :
                                  Class A                                                             177,484,323.53
                                                                                                     ===============
                                  Class B                                                              13,773,805.75
                                                                                                     ===============
                                  Advantage Tax-Exempt Liquidity Fund                                30,103,549.02
                                                                                                     ===============
                             NAV:
                                  Class A                                                            $          1.00
                                                                                                     ===============
                                  Class B                                                            $          1.00
                                                                                                     ===============
                                  Advantage Tax-Exempt Liquidity Fund                              $          1.00
                                                                                                     ===============


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
     BAN      =   Bond Anticipation Note                      LOC      =   Letter of Credit
     COPs     =   Certificates of Participation               MHRB     =   Multi-Family Housing Revenue Bond
     EDRB     =   Economic Development Revenue Bond           MTA      =   Metropolitan Transit Authority
     FGIC     =   Financial Guaranty Insurance Company        PCRB     =   Pollution Control Revenue Board
     FSA      =   Financial Security Assurance                PFC      =   Public Finance Corporation
     GO       =   General Obligation                          RAN      =   Revenue Anticipation Note
     HFA      =   Health Facilities Authority                 RB       =   Revenue Bond
     HFFA     =   Health Facility Finance Authority           ROC      =   Reset Option Certificate
     HRB      =   Housing Revenue Bond                        TRAN     =   Tax and Revenue Anticipation Note
     IDRB     =   Industrial Development Revenue Bond         YTM      =    Yield  to Maturity





Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) California Daily Tax Free Income Fund, Inc.


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer, Secretary


Date May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff, President



Date May 26, 2005


By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace, Treasurer


Date May 26, 2005


* Print the name and title of each signing officer under his or her signature.